Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserves within equity
Balance	€ 47,900	€ 51,073
Balance	37,493	47,900
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	(465)	(9)
Changes of the year	(199)	(1,007)
Reversal to inventories adjustments	(9)	26
Reclassification adjustments	668	525
Balance	(5)	(465)
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	(656)	(13)
Changes of the year	(280)	(1,418)
Reversal to inventories adjustments	(12)	36
Reclassification adjustments	941	739
Balance	(7)	(656)
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	191	4
Changes of the year	81	411
Reversal to inventories adjustments	3	(10)
Reclassification adjustments	(273)	(214)
Balance	2	191
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(173)	(130)
Changes of the year	9	(44)
Foreign currency translation differences	(1)	(3)
Change in scope of consolidation		4
Balance	(165)	(173)
OCI relating to equity-accounted investments	(7)	(7)
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(190)	(143)
Changes of the year	(16)	(49)
Foreign currency translation differences	(6)	(3)
Change in scope of consolidation		5
Balance	(212)	(190)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	17	13
Changes of the year	25	5
Foreign currency translation differences	5
Change in scope of consolidation		(1)
Balance	47	17
Reserve for OCI equity-accounted investments
Reserves within equity
Balance	60	66
Changes of the year	32	(6)
Balance	92	60
Reserve for OCI on Investments fair value
Reserves within equity
Balance	12	15
Changes of the year	24	(3)
Balance	€ 36	€ 12